Event Subsequent to the Reporting Date (Details) - USD ($) $ / shares in Units, $ in Millions	2 Months Ended
	Mar. 24, 2026	Mar. 12, 2026	Dec. 31, 2025	Nov. 13, 2024	Nov. 12, 2024
Credit Facility
Disclosure of non-adjusting events after reporting period [line items]
Borrowing facilities, accordion feature, higher borrowing capacity				$ 50.0	$ 40.0
Borrowing facilities, maximum borrowing capacity			$ 50.0
Debt Amendment Transaction
Disclosure of non-adjusting events after reporting period [line items]
Dividends declared (in dollars per share)	$ 0.03
Debt Amendment Transaction | Credit Facility
Disclosure of non-adjusting events after reporting period [line items]
Borrowing facilities, accordion feature, higher borrowing capacity	$ 200.0
Borrowing facilities, maximum borrowing capacity	150.0	$ 150.0
Borrowing facilities, accordion feature, increase limit	$ 50.0	$ 50.0
Potential ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Expects to declare an annual cash dividend (in dollars per share)	$ 0.12